Debentures - Schedule of Activity Related to the Debentures (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Activity Related to the Debentures [Abstract]
Balance Beginning	R$ 51,197	R$ 60,873
Interest incurred	4,319	11,639
Principal payments	(6,146)	(7,417)
Interest payments	(3,590)	(13,898)
Balance Ending	R$ 45,780	R$ 51,197